Investment in associates and joint ventures - Summary of changes in investments in associates and joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of investments in associates and joint ventures [line items]
Opening balance as at 1 January	€ 1,679
Share of results	209	€ 205	€ 149
Closing balance	1,607	1,679
Associates and joint ventures
Disclosure of investments in associates and joint ventures [line items]
Opening balance as at 1 January	1,679	1,509
Additions	1	26
Transfers	(29)	(7)
Revaluations	35	0
Share of results	209	205
Dividends received	(160)	(91)
Disposals	(66)	(16)
Impairments	(9)	(35)
Exchange rate differences	(54)	87
Closing balance	€ 1,607	€ 1,679	€ 1,509